Derivative Instrument Liabilities	12 Months Ended
Mar. 31, 2022
Text Blocks [Abstract]
Derivative Instruments
29.
Derivative instruments

	As at March 31,
	2021	2022	2022
	(INR)	(INR)	(USD)
Current
Financial liabilities designated as a hedge instrument at fair value
Derivative instruments - hedge instruments	1,070	1,723	23
Financial liabilities at FVTPL
Derivative instruments - share warrants (refer Note 43)	—	2,486	33
Total	1,070	4,209	55